Property, Plant and Equipment - Net - Summary of Property,Plant And Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property Plant And Equipment [Line Items]
Cost	$ 1,456,209	$ 1,258,827
Less: Accumulated depreciation	398,267	265,046
Less: Impairment	78,325	0
Property, plant and equipment, net	979,617	993,781
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Cost	142,708	331,500
Less: Impairment	3,309	0
Plant And Building [Member]
Property Plant And Equipment [Line Items]
Cost	392,503	326,908
Less: Accumulated depreciation	51,538	39,045
Machinery and Equipment [Member]
Property Plant And Equipment [Line Items]
Cost	550,208	343,724
Less: Accumulated depreciation	218,740	146,299
Less: Impairment	51,331	0
Motor vehicles [Member]
Property Plant And Equipment [Line Items]
Cost	3,972	4,987
Less: Accumulated depreciation	2,603	2,263
Office Equipment And Furniture [Member]
Property Plant And Equipment [Line Items]
Cost	39,501	28,959
Less: Accumulated depreciation	18,094	9,709
Less: Impairment	1,783	0
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Cost	320,297	215,477
Less: Accumulated depreciation	107,292	67,730
Less: Impairment	21,902	0
Land [Member]
Property Plant And Equipment [Line Items]
Cost	$ 7,020	$ 7,272